ENVIRONMENTAL LIABILITIES - Estimated Future Environmental Expenditures (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Environmental Remediation Obligations [Abstract]
2025	$ 11
2026	5
2027	2
2028	2
2029	1
Thereafter	26
Total	$ 47